Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005489
Average Annual Return [Line Items]
Average Annual Return, Percent	25.61%		8.86%	11.75%
Without Sales Load [Member] | C000049235
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%		8.59%	11.47%
Without Sales Load [Member] | C000049234
Average Annual Return [Line Items]
Average Annual Return, Percent	24.96%		8.31%	11.18%
Without Sales Load [Member] | C000244820
Average Annual Return [Line Items]
Average Annual Return, Percent	25.82%	21.51%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	25.07%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%		9.86%	11.35%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%		9.86%	11.35%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%		9.86%	11.35%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%	21.64%